EQUITY - Representative Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Apr. 28, 2022 USD ($) $ / shares shares
EQUITY
Cashless warrants exercised | shares	1,404,988	1,190,629
Representative Warrants
EQUITY
Cashless warrants exercised | shares	84,651	84,651
Shares issued on exercise of warrants | shares	73,800	65,399
Fair value of warrants | $			$ 257
Representative Warrants | Stock price
EQUITY
Measurement input | $ / shares			6
Representative Warrants | Risk-free interest rate
EQUITY
Measurement input			0.0286
Representative Warrants | Volatility
EQUITY
Measurement input			0.3219
Representative Warrants | Exercise price
EQUITY
Measurement input | $ / shares			7.5
Representative Warrants | Dividend yield
EQUITY
Measurement input | $ / shares			0
ADS | Representative Warrants
EQUITY
Number of ADS to purchase warrants | shares			169,302
Exercise price | $ / shares			$ 7.5